Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	2,460,000	2,460,000	2,400,000
Preferred stock, shares outstanding	2,460,000	2,460,000	2,400,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000	2,500,000,000
Common stock, shares issued	27,481,309	21,581,103	9,567,228
Common stock, shares outstanding	27,481,309	21,581,103	9,567,228